7. Other Investments	12 Months Ended
Dec. 31, 2015
Other Investments [Abstract]
Note 7. Other Investments

In 2011, the Company established a single-member LLC to facilitate the purchase of federal NMTC through an investment structure designed by a local community development entity.  The LLC does not conduct any business apart from its role in the NMTC financing structure.  The NMTC equity investment generated tax credits of $204,900 for the years ended December 31, 2015 and 2014, respectively, with an amortization expense of $161,890 and $147,290, respectively.  The carrying value of the NMTC equity investment was $374,510 and $536,400 at December 31, 2015 and 2014, respectively, and is included in other assets in the consolidated balance sheets.

The Company purchases from time to time interests in various limited partnerships established to acquire, own and rent residential housing for low and moderate income Vermonters located in northeastern and central Vermont.  The tax credits from these investments were $431,715 and $512,526 for the years ended December 31, 2015 and 2014, respectively.  Expenses related to amortization of the investments in the limited partnerships are recognized as a component of income tax expense, and were $403,445 and $443,832 for 2015 and 2014, respectively.  The carrying values of the limited partnership investments were $2,462,932 and $1,890,877 at December 31, 2015 and 2014, respectively, and are included in other assets.

The Bank has a one-third ownership interest in a non-depository trust company, CFSG, based in Newport, Vermont, which is held indirectly through Community Financial Services Partners, LLC ("CFSG Partners"), a Vermont LLC that owns 100% of the LLC equity interests of CFSG.  The Bank accounts for its investment in CFSG Partners under the equity method of accounting.  The Company's investment in CFSG Partners, included in other assets, amounted to $1,587,777 and $1,226,733 as of December 31, 2015 and 2014, respectively.  The Company recognized income of $361,044 and $272,820 for 2015 and 2014, respectively, through CFSG Partners from the operations of CFSG.